Employee benefits - Pension and other post-employment benefits - Mortality Assumptions to Determine Benefit Obligation (Detail)	Oct. 31, 2018	Oct. 31, 2017
Male [member] | Canada [member] | Retiring currently at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	23.7	23.2
Male [member] | Canada [member] | Currently aged 45 and retiring at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	24.7	24.2
Male [member] | United States [member] | Retiring currently at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	20.6	20.7
Male [member] | United States [member] | Currently aged 45 and retiring at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	22.3	22.3
Male [member] | United Kingdom [member] | Retiring currently at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	23.4	24.1
Male [member] | United Kingdom [member] | Currently aged 45 and retiring at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	25.0	26.2
Female [member] | Canada [member] | Retiring currently at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	24.1	23.7
Female [member] | Canada [member] | Currently aged 45 and retiring at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	25.0	24.6
Female [member] | United States [member] | Retiring currently at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	22.7	22.7
Female [member] | United States [member] | Currently aged 45 and retiring at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	24.2	24.2
Female [member] | United Kingdom [member] | Retiring currently at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	25.2	26.2
Female [member] | United Kingdom [member] | Currently aged 45 and retiring at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	26.9	28.4